Document And Entity Information	Jun. 27, 2024
Document Information [Line Items]
Entity, Registrant Name	1 800 FLOWERS COM INC
Document, Type	8-K
Document, Period End Date	Jun. 27, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-26841
Entity, Tax Identification Number	11-3117311
Entity, Address, Address Line One	Two Jericho Plaza
Entity, Address, City or Town	Jericho
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11753
City Area Code	516
Local Phone Number	237-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001084869